FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financials Instruments [Line items]
Hedging instrument, assets		$ 19,226	$ 55,771
Hedging instrument, liabilities		(71,310)	(5,256)
Derivative financial liabilities		(289)	(137)
Cross currency swap liability [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, liabilities		(69,086)	(5,248)
Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial assets		75	1,679
Cross currency swap [Member]
Disclosure Of Financials Instruments [Line items]
Hedging instrument, assets		17,869	52,734
Uruguay | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial assets	[1]	75	1,672
Hedging instrument, assets	[1]	1,357	3,037
Hedging instrument, liabilities	[1]	(2,224)	(8)
Derivative financial liabilities	[1]	(287)	0
Colombia | Forward Contract liability [Member]
Disclosure Of Financials Instruments [Line items]
Derivative financial liabilities	[2]	(2)	(137)
Colombia | Forward contract [member]
Disclosure Of Financials Instruments [Line items]
Derivative financial assets	[2]	$ 0	$ 7

[1]	Includes Swap and Forward from Uruguay tables.
[2]	Includes Forwards from Colombia and Chile.